SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	73,000	23,000
Granted (in shares) | shares	3,000	48,000
Granted for dividends declared (in shares) | shares	2,000	2,000
Forfeited (in shares) | shares	(17,000)
Number, outstanding, end of fiscal year (in shares) | shares	61,000	73,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 33.91	$ 32.55
Granted (in dollars per share) | $	29.12	34.67
Granted for dividends declared (in dollars per share) | $	30.98	30.48
Forfeited (in dollars per shares) | $	29.95
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 34.69	$ 33.91